FAIR VALUE MEASUREMENTS - Summarized estimated fair values of Companys financial instruments (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Financial assets:
Securities available for sale	$ 57,075	$ 56,759
Fair Value Measurements Using Level 1
Financial assets:
Cash and cash equivalents	27,552
Securities available for sale	2,590
Other investments
Loans held for sale
Loans, net
Bank owned life insurance
Financial liabilities:
Deposits
Short-term borrowings
Notes payable
Junior subordinated debentures
Fair Value Measurements Using Level 2
Financial assets:
Cash and cash equivalents
Securities available for sale	53,510
Other investments
Loans held for sale
Loans, net	15,152
Bank owned life insurance	18,509
Financial liabilities:
Deposits
Short-term borrowings	4,313
Notes payable	35,994
Junior subordinated debentures
Fair Value Measurements Using Level 3
Financial assets:
Cash and cash equivalents
Securities available for sale	975
Other investments	5,221
Loans held for sale	3,484
Loans, net	528,111
Bank owned life insurance
Financial liabilities:
Deposits	556,741
Short-term borrowings
Notes payable
Junior subordinated debentures	6,186
Carrying Amount
Financial assets:
Cash and cash equivalents	27,552	92,129
Certificates of deposits in other banks		248
Securities available for sale	57,075	56,759
Other investments	5,221	5,211
Loans held for sale	3,484	11,373
Loans, net	539,217	466,589
Bank owned life insurance	18,509	14,237
Financial liabilities:
Deposits	554,858	551,536
Short-term borrowings	4,313	4,132
Notes payable	35,212	35,374
Junior subordinated debentures	6,186	6,186
Fair Value
Financial assets:
Cash and cash equivalents	27,552	92,129
Certificates of deposits in other banks		248
Securities available for sale	57,075	56,759
Other investments	5,221	5,211
Loans held for sale	3,484	11,373
Loans, net	543,263	469,734
Bank owned life insurance	18,509	14,237
Financial liabilities:
Deposits	556,741	553,761
Short-term borrowings	4,313	4,132
Notes payable	35,994	36,557
Junior subordinated debentures	$ 6,186	$ 6,186